Apr. 23, 2021
GUGGENHEIM FUNDS TRUST | Guggenheim Investment Grade Bond Fund
Guggenheim Investment Grade Bond Fund
Guggenheim Funds Trust
702 King Farm Blvd., Suite 200
Rockville, Maryland 20850

Supplement Dated February 22, 2021
to the currently effective Summary Prospectus, Prospectuses and Statement of Additional Information dated January 31, 2021, as supplemented from time to time, for Guggenheim Investment Grade Bond Fund, to be renamed Guggenheim Core Bond Fund (the “Fund”)

This supplement provides updated information beyond that contained in the Summary Prospectus, Prospectuses and Statement of Additional Information and should be read in conjunction with the Summary Prospectus, Prospectuses and Statement of Additional Information.

Effective on or about April 23, 2021, the name of the Fund will be changed to: “Guggenheim Core Bond Fund”. This name change will not result in changes to the Fund’s investment objective, principal investment strategies or principal risks.

Please Retain This Supplement for Future Reference